Cash and cash equivalents and restricted cash and cash equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 1,214,449		$ 1,837,185
Restricted cash and cash equivalent	303,370		297,022
Others
Cash and cash equivalents [Line Items]
Cash and cash equivalents	54,598		74,022
US$
Cash and cash equivalents [Line Items]
Cash and cash equivalents	863,452		1,220,064
RMB
Cash and cash equivalents [Line Items]
Cash and cash equivalents	$ 296,399	¥ 2,064,300	$ 543,099	¥ 3,462,640